SEGMENT INFORMATION - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 21,039	$ 17,931	$ 14,427
Canada
Disclosure of geographical areas [line items]
Revenues	4,763	4,611	4,438
United States
Disclosure of geographical areas [line items]
Revenues	5,098	4,175	2,840
India
Disclosure of geographical areas [line items]
Revenues	2,518	1,945	1,878
United Kingdom
Disclosure of geographical areas [line items]
Revenues	2,417	2,194	1,604
Brazil
Disclosure of geographical areas [line items]
Revenues	1,416	1,522	1,538
Colombia
Disclosure of geographical areas [line items]
Revenues	1,153	996	900
Australia
Disclosure of geographical areas [line items]
Revenues	543	678	666
France
Disclosure of geographical areas [line items]
Revenues	749	442	0
Germany
Disclosure of geographical areas [line items]
Revenues	312	185	107
Other
Disclosure of geographical areas [line items]
Revenues	$ 2,070	$ 1,183	456
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues			$ 1,501
Percentage of entity's revenue	10.00%	10.00%	10.00%